FINANCIAL RISK MANAGEMENT (Assumed financial exposure to currency risk) (Details) - United States of America, Dollars - Currency risk $ in Millions	Dec. 31, 2020 USD ($)
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (98)
Argentina, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	101
Mexico, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(591)
Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	111
Colombia, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(21)
Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (2)